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US Legal Services

Patricia A. Guerrera
Paralegal
(860) 723-2805
Fax: (860) 723-2215
Patricia.Guerrera@us.ing.com

December 22, 2006

Securities and Exchange Commission
100 F. Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ReliaStar Life Insurance Company and its Separate Account N
Prospectus Title: ING Advantage Century PlusSM Annuity Contracts
File Nos.: 333-100208 and 811-9002
Rule 497(j) Filing

Ladies and Gentlemen:

Submitted for filing pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), is to certify that the Supplement to the Contract Prospectus and Statement of Additional Information
contained in Post-Effective Amendment No. 12 to the Registration Statement on Form N-4
(“Amendment No. 12”) for Separate Account N of ReliaStar Life Insurance Company (“the
Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 12 which was declared effective on December
21, 2006. The text of Amendment No. 12 was filed electronically on December 21, 2006.

If you have any questions regarding this submission, please call the undersigned or Michael
Pignatella at 860-723-2239.

Sincerely,

/s/ Patricia A. Guerrera

Patricia A. Guerrera

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation